Microsoft Word 11.0.5604;UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
Address:     1650 Tysons Boulevard, Suite 1575
             McLean, VA 22102


Form 13F File Number:  28- 11828

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
Title:     Managing Member
Phone:     703-269-3400

Signature, Place, and Date of Signing:

    Robert Bryan Jacoboski           McLean, VA                  August 14, 2007
          [Signature]              [City, State]                    [Date]


Report Type (Check only one.):

[X]      13F Holdings Report.   (Check here if all holdings of this reporting
         manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:  ONE

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:     330,374
                                          (thousands)



List of Other Included Managers:

         No.      Form 13F File Number          Name

         1      28-10324                       Abingdon Capital Management Ltd.

                                                                    FORM 13F-HR
                                                               QTR Ending 6/30/2007
Column 1                              Column 2     Column 3 Column 4     Column 5             Column 6   Column 7     Column 8
                                                             Value      SHRS OR    SH/ PUT/  Investment   Other   Voting Authority
Name of Issuer                     Title of Class    CUSIP   (x1000)     PRN AMT   PRN CALL  Discretion Managers  Sole  Shared  None
ADVANCED MEDICAL OPTICS INC      COM               00763M108    15,002     430,100  SH         DEFINED      1      430,100
ALASKA AIR GROUP INC             COM               011659109    14,816     531,800  SH         DEFINED      1      531,800
AMERICAN EXPRESS CO              COM               025816109    16,084     262,900  SH         DEFINED      1      262,900
AMERICAN INTL GROUP INC          COM               026874107    14,636     209,000  SH         DEFINED      1      209,000
BEACON ROOFING SUPPLY INC        COM               073685109     4,601     270,800  SH          SOLE               270,800
CHILDRENS PLACE RETAIL STORES    COM               168905107    16,829     325,900  SH         DEFINED      1      325,900
CVS CAREMARK CORP                COM               126650100    21,837     599,100  SH         DEFINED      1      599,100
DELTA AIRLINES INC               COM               247361702     7,691     390,400  SH         DEFINED      1      390,400
FIDELITY NATL INFORMATION SV     COM               31620M106    11,035     203,300  SH         DEFINED      1      203,300
HEALTH CARE PROPERTY INVESTORS   COM               421915109    10,964     379,000  SH         DEFINED      1      379,000
HERBALIFE LTD                    COM               G4412G101    14,552     367,000  SH         DEFINED      1      367,000
HOSPIRA INC                      COM               441060100     9,842     252,100  SH         DEFINED      1      252,100
KINGSWAY FINANCIAL SVCS INC      CL A              496904103    12,940     700,200  SH         DEFINED      1      700,200
LAMAR ADVERTISING CO             COM               512815101     9,772     155,700  SH         DEFINED      1      155,700
LSI CORPORATION                  COM               502161102    25,677   3,419,000  SH         DEFINED      1    3,419,000
NRG ENERGY INC                   COM NEW           629377508    13,926     335,000  SH         DEFINED      1      335,000
OMNICARE INC                     COM               681904108    11,016     305,500  SH         DEFINED      1      305,500
PANTRY INC                       COM               698657103    15,596     338,300  SH         DEFINED      1      338,300
PHH CORP                         COM NEW           693320202    13,795     442,000  SH         DEFINED      1      442,000
SUPERVALU INC                    COM               868536103    15,971     344,800  SH         DEFINED      1      344,800
THERMO FISHER SCIENTIFIC INC     COM               883556102    15,490     299,500  SH         DEFINED      1      299,500
VIRGIN MEDIA INC                 COM               92769L101    14,451     593,000  SH         DEFINED      1      593,000
WASHINGTON GROUP INTL INC        COM NEW           938862208    15,578     194,700  SH         DEFINED      1      194,700
WET SEAL INC                     CL A              961840105     8,273   1,376,600  SH         SOLE              1,376,600

                                 -------------------------------------
                                 TOTAL MARKET VALUE            330,374
                                 -------------------------------------

